Document and Entity Information	6 Months Ended
Jul. 02, 2011
Document and Entity Information
Entity Registrant Name	DJO Finance LLC
Entity Central Index Key	0001395317
Document Type	S-4
Document Period End Date	Jul. 02, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer